Intangible Assets (Details) - USD ($) $ in Thousands	Jan. 31, 2026	Jan. 31, 2025
Intangible Assets
Cost	$ 967,803	$ 849,506
Accumulated amortization	635,734	528,236
Net	332,069	321,270
Customer agreements and relationships
Intangible Assets
Cost	407,943	354,049
Accumulated amortization	226,397	189,908
Existing technology
Intangible Assets
Cost	529,536	466,832
Accumulated amortization	384,307	316,506
Trade names
Intangible Assets
Cost	13,024	12,142
Accumulated amortization	10,280	8,889
Non-compete covenants
Intangible Assets
Cost	17,300	16,483
Accumulated amortization	$ 14,750	$ 12,933